Deferred tax assets and liabilities - Activity in deferred tax asset (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in deferred tax liability (asset) [abstract]
Gross deferred tax assets, beginning balance	$ 673	$ 550
Gross, deferred tax liabilities, beginning balance	(1,531)	(1,664)
Net, deferred tax liability (asset), beginning balance	(858)	(1,114)
Credited/(charged) to income	(122)	307
Credited (charged) to equity	25	(2)
Charged to other comprehensive income	16	(2)
Impact of business combinations	(93)	(66)
Other movements	0	19
Gross deferred tax assets, ending balance	932	673
Gross, deferred tax liabilities, ending balance	(1,964)	(1,531)
Net, deferred tax liability (asset), ending balance	(1,032)	(858)
Property, plant & equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Gross deferred tax assets, beginning balance	12	10
Gross, deferred tax liabilities, beginning balance	(94)	(69)
Net, deferred tax liability (asset), beginning balance	(82)	(59)
Credited/(charged) to income	(71)	(23)
Other movements	(6)
Gross deferred tax assets, ending balance	13	12
Gross, deferred tax liabilities, ending balance	(172)	(94)
Net, deferred tax liability (asset), ending balance	(159)	(82)
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Gross deferred tax assets, beginning balance
Gross, deferred tax liabilities, beginning balance	(1,403)	(1,531)
Net, deferred tax liability (asset), beginning balance	(1,403)	(1,531)
Credited/(charged) to income	(194)	212
Impact of business combinations	(121)	(78)
Other movements	11	(6)
Gross deferred tax assets, ending balance	6
Gross, deferred tax liabilities, ending balance	(1,713)	(1,403)
Net, deferred tax liability (asset), ending balance	(1,707)	(1,403)
Pensions and other benefit obligations of associates
Reconciliation of changes in deferred tax liability (asset) [abstract]
Gross deferred tax assets, beginning balance	125	121
Gross, deferred tax liabilities, beginning balance	(2)	(7)
Net, deferred tax liability (asset), beginning balance	123	114
Credited/(charged) to income	18	13
Charged to other comprehensive income	11	(2)
Other movements	(11)	(2)
Gross deferred tax assets, ending balance	151	125
Gross, deferred tax liabilities, ending balance	(10)	(2)
Net, deferred tax liability (asset), ending balance	141	123
Inventories
Reconciliation of changes in deferred tax liability (asset) [abstract]
Gross deferred tax assets, beginning balance	262	169
Gross, deferred tax liabilities, beginning balance	(14)	(32)
Net, deferred tax liability (asset), beginning balance	248	137
Credited/(charged) to income	111	82
Other movements	(11)	29
Gross deferred tax assets, ending balance	371	262
Gross, deferred tax liabilities, ending balance	(23)	(14)
Net, deferred tax liability (asset), ending balance	348	248
Tax loss carry- forwards
Reconciliation of changes in deferred tax liability (asset) [abstract]
Gross deferred tax assets, beginning balance	39	18
Gross, deferred tax liabilities, beginning balance
Net, deferred tax liability (asset), beginning balance	39	18
Credited/(charged) to income	50	9
Impact of business combinations	28	12
Other movements	(7)
Gross deferred tax assets, ending balance	110	39
Gross, deferred tax liabilities, ending balance	0
Net, deferred tax liability (asset), ending balance	110	39
Other assets, provisions and accruals
Reconciliation of changes in deferred tax liability (asset) [abstract]
Gross deferred tax assets, beginning balance	235	232
Gross, deferred tax liabilities, beginning balance	(18)	(25)
Net, deferred tax liability (asset), beginning balance	217	207
Credited/(charged) to income	(36)	14
Credited (charged) to equity	25	(2)
Charged to other comprehensive income	5
Other movements	24	(2)
Gross deferred tax assets, ending balance	281	235
Gross, deferred tax liabilities, ending balance	(46)	(18)
Net, deferred tax liability (asset), ending balance	$ 235	$ 217